Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Other Liabilities [Abstract]
Accrued expenses	¥ 1,617,983	¥ 2,173,256
Payable for other debt investments	261,851	0
Derivative financial liabilities	0	25,772
Provisions	112,584	110,930
Others	8,350	5,990
Other liabilities	¥ 2,000,768	¥ 2,315,948